CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
BALANCE SHEET
Members' equity, shares authorized	100,000	100,000	100,000
Members' equity, shares issued	100,000	100,000	100,000
Members' equity, shares outstanding	100,000	100,000	100,000